PENSION LIABILITIES, NET	12 Months Ended
Dec. 31, 2019
Liability, Defined Benefit Plan [Abstract]
PENSION LIABILITIES, NET
NOTE 10:-	PENSION LIABILITIES, NET

The Norwegian subsidiary Ceragon Networks AS (formerly "Nera Networks AS") has defined contribution schemes and four unfunded pension plans.

Under the defined contributions scheme Ceragon Networks AS makes a payment to the insurance company who administer the fund on behalf of the employee. Ceragon Networks AS has no liabilities relating to such schemes after the payment to the insurance company. As of December 31, 2019, all active employees are in this scheme. The contribution and the corresponding social security taxes are recognized as payroll expenses in the period to which the employee's services are rendered. The defined pension contribution schemes meet the requirements of the law on compulsory occupational pension.

Defined benefit scheme was stopped for admission from December 1, 2007, and persons that were employed after that date were automatically entered into the defined contribution scheme. The schemes give right to defined future benefits. These are mainly dependent on the number of qualifying employment years, salary level at pension age, and the amount of benefits from the national insurance scheme. The commitment related to the pension scheme is covered through an insurance company. As of December 31, 2019, the pension scheme has 0 members.

AFP-scheme - in force from 1 January 2011, the AFP-scheme is a defined benefit multi-enterprise scheme, but is recognized in the accounts as a defined contribution scheme until reliable and sufficient information is available for the group to recognize its proportional share of pension cost, pension liability and pension funds in the scheme. Ceragon Networks AS's liabilities are therefore not recognized as liability in the balance sheet.

The liabilities in respect of Ceragon Networks AS's unfunded pension plans have been recalculated based on estimated employee numbers as at December 31, 2019. These plans together represent 100% of the PBO (Projected Benefit Obligation) of the entire group.

The following tables provide a reconciliation of the changes in the plans' benefits obligation for the year ended December 31, 2018, and the statement of funds status as of December 31, 2019:

	December 31,
	2018	2019

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$2,123	$2,177
Service cost	16	12
Interest cost	47	47
Expenses paid	(227)	(203)
Exchange rates differences	121	(26)
Actuarial loss	97	361

Projected benefit obligation at end of year	$2,177	$2,368

The assumptions used in the measurement of the Company' benefits obligations as of December 31, 2018 and 2019 are as follows:

	December 31,
	2018	2019
Weighted-average assumptions
Discount rate	2.60%	2.30%
Rate of compensation increase	2.75%	2.25%

The amounts reported for net periodic pension costs and the respective benefit obligation amounts are dependent upon the actuarial assumptions used. The Company reviews historical trends, future expectations, current market conditions and external data to determine the assumptions. The discount rate is the covered bond.  For purposes of calculating the 2019 net periodic benefit cost and the 2019 benefit obligation, the Company has used a discount rate of 2.30%.  The rate of compensation increase is determined by the Company, based upon its long-term plans for such increases.

The following table provides the components of net periodic benefits cost for the years ended December 31, 2017, 2018 and 2019:

	December 31,
	2017	2018	2019
Components of net periodic benefit cost
Service cost	$18	$16	$12
Interest cost	47	47	47

Net periodic benefit cost	$65	$63	$59

Benefit payments are expected to be paid as follows:

December 31,
2019

2020	198
2021	202
2022	162
2023	152
2024 and thereafter	1,654

$2,368

Regarding the policy for amortizing actuarial gains or losses for pension and post-employment plans, the Company has chosen to charge the actuarial gains or losses to statement of operations.

Interest cost and actuarial gain or losses are presented in financial expenses and others, net.

For the years ended December 31, 2017, 2018 and 2019, an actuarial gain (loss) of $ 48, $ (97) and $ (361) respectively, was recognized in "finance expenses and others, net".